Income Taxes - Rate Reconciliations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Earnings (loss) before income taxes	$ 880	$ 353	$ (380)
Net earnings attributable to non-controlling interests not subject to tax	(80)	(94)	(33)
Adjusted earnings (loss) before income taxes	$ 800	$ 259	$ (413)
Statutory Canadian federal and provincial income tax rate (%)	23.40%	23.40%	23.60%
Expected income tax expense (recovery)	$ 187	$ 61	$ (98)
Increase (decrease) in income taxes resulting from:
Differences in effective foreign tax rates	9	(1)	4
Non-deductible expense	58	130	0
Taxable capital (gain) loss	(2)	18	0
Deferred income tax recovery related to temporary difference on investment in subsidiaries	(3)	(2)	0
Write-down (reversal of write-down) of unrecognized deferred income tax assets	(178)	(24)	134
Statutory and other rate differences	1	(3)	4
Adjustments in respect of deferred income tax of previous years	1	6	(4)
Other	11	7	5
Income tax expense	$ 84	$ 192	$ 45
Effective tax rate (%)	11.00%	74.00%	(11.00%)